Goodwill and Intangible Assets [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the Company’s carrying value of goodwill are as follows:

	EMEA	USCAN	LATAM	APAC	Total
	(In thousands)
Balance as of August 31, 2014	$85,957	$102,735	$12,944	$663	$202,299
Acquisitions	(80)	1,064	—	407	1,391
Translation and other	(4,556)	—	(404)	(81)	(5,041)

Balance as of November 30, 2014	$81,321	$103,799	$12,540	$989	$198,649

The changes in the Company’s carrying value of goodwill are as follows:

	EMEA	USCAN	LATAM	APAC	Total
	(In thousands)
Balance as of August 31, 2012	$68,540	$46,525	$13,288	$—	$128,353
Acquisitions	—	9,921	—	—	9,921
Translation and other	1,726	—	(474)	—	1,252

Balance as of August 31, 2013	70,266	56,446	12,814	—	139,526
Acquisitions	14,015	46,289	—	637	60,941
Translation and other	1,676	—	130	26	1,832

Balance as of August 31, 2014	$85,957	$102,735	$12,944	$663	$202,299

Schedule of Finite-Lived Intangible Assets [Table Text Block]

The following table summarizes intangible assets with finite useful lives by major category:

	November 30, 2014			August 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Customer related	$136,295	$(30,741)	$105,554	$139,990	$(29,088)	$110,902
Developed technology	19,106	(7,191)	11,915	19,603	(6,914)	12,689
Registered trademarks and tradenames	20,061	(6,042)	14,019	20,945	(5,902)	15,043

Total finite-lived intangible assets	$175,462	$(43,974)	$131,488	$180,538	$(41,904)	$138,634

The following table summarizes intangible assets with finite useful lives by major category:

	As of August 31, 2014			As of August 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Customer related	$139,990	$(29,088)	$110,902	$85,129	$(19,605)	$65,524
Developed technology	19,603	(6,914)	12,689	19,641	(5,156)	14,485
Registered trademarks and tradenames	20,945	(5,902)	15,043	15,991	(4,113)	11,878

Total finite-lived intangible assets	$180,538	$(41,904)	$138,634	$120,761	$(28,874)	$91,887

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated future amortization expense for intangible assets is as follows:

Estimated Future Amortization Expense
(In thousands)
Year ended August 31,
2015	$16,594
2016	15,301
2017	14,615
2018	14,028
2019	13,123